LAWSUITS AND LITIGATIONS (Narrative) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪) Claims	Nov. 13, 2017 ILS (₪)	Feb. 28, 2017 ILS (₪)	Nov. 12, 2015 ILS (₪)
Disclosure of contingent liabilities [line items]
Litigation claim amount			₪ 4,176
Percentage of provision indemnification by cellular operators	100.00%
Lawsuit provisions [Member]
Disclosure of contingent liabilities [line items]
Total provision recorded	₪ 20,000
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount		₪ 10,000		₪ 64,000
Number of claims | Claims	31
Consumer claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	5
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount		₪ 53,000		₪ 116,000